Voya Strategic Income Opportunities Fund Average Annual Total Returns - Class A C I R R6 and W Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.71%	1.31%	2.84%
Performance Inception Date		Nov. 02, 2012
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.47%	(0.33%)	1.31%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.16%	0.28%	1.50%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class A | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.47%	2.59%	1.96%
Class A | Bloomberg U.S. Universal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.04%	0.06%	1.73%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.54%	1.04%	2.49%
Performance Inception Date		Nov. 02, 2012
Class C | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class C | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.47%	2.59%	1.96%
Class C | Bloomberg U.S. Universal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.04%	0.06%	1.73%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			6.69%	2.05%	3.45%
Performance Inception Date		Nov. 02, 2012
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class I | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.47%	2.59%	1.96%
Class I | Bloomberg U.S. Universal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.04%	0.06%	1.73%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			6.18%	1.56%	2.87%
Performance Inception Date		Nov. 02, 2012
Class R | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class R | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.47%	2.59%	1.96%
Class R | Bloomberg U.S. Universal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.04%	0.06%	1.73%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			6.65%	2.13%	3.47%
Performance Inception Date		Oct. 23, 2015
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class R6 | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.47%	2.59%	1.96%
Class R6 | Bloomberg U.S. Universal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.04%	0.06%	1.73%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			6.70%	2.07%	3.34%
Performance Inception Date		Nov. 02, 2012
Class W | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class W | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.47%	2.59%	1.96%
Class W | Bloomberg U.S. Universal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.04%	0.06%	1.73%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.